                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                                File No. 2-13017
                                                                File No. 811-750

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      /X/

     Pre-Effective Amendment No. _____                                       / /

     Post-Effective Amendment No. _113_                                      /X/

                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              /X/

     Amendment No. _113_


                         DELAWARE GROUP EQUITY FUNDS II
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

   1818 Market Street, Philadelphia, Pennsylvania                19103
   ----------------------------------------------             ----------
      (Address of Principal Executive Offices)                (Zip Code)

Registrant's Telephone Number, including Area Code:               (215) 255-1255
                                                                  --------------

           Eric E. Miller, 1818 Market Street, Philadelphia, PA 19103
           ----------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                           November 23, 1999
                                                               -----------------

It is proposed that this filing will become effective:

                  _____     immediately upon filing pursuant to paragraph (b)

                  __X__     on November 23, 1999 pursuant to paragraph (b)

                  _____     60 days after filing pursuant to paragraph (a)(1)

                  _____     on (date) pursuant to paragraph (a)(1)

                  _____     75 days after filing pursuant to paragraph (a)(2)

                  _____     on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

         [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 414 under the Securities Act of 1933, Delaware Group Equity Funds II, as successor issuer of Delaware Group Equity Funds II, Inc., is filing this amendment to the registration statement of Delaware Group Equity Funds II, Inc. and expressly adopts the registration statement of Delaware Group Equity Funds II, Inc. as its own for all purposes of the Securities Act of 1933 and the Investment Company Act of 1940

                             --- C O N T E N T S ---

         This Post-Effective Amendment No. 113 to Registration File No. 2-13017 includes the following:

                1.     Facing Page

                2.     Contents Page

                3.     Part A - Prospectuses*

                4.     Part B - Statement of Additional Information**

                5.     Part C - Other Information

                6.     Signatures



* This filing contains Supplements dated November 23, 1999 for each of the Prospectuses for the Registrant's Delaware Decatur Equity Income Fund and Delaware Growth and Income Fund Class A, Class B, Class C and Institutional Class dated January 29, 1999. The Prospectuses are incorporated herein by reference to the electronic filing of those Prospectuses made pursuant to Rule 497(c) on February 18, 1999. The Supplements to those Prospectuses filed on February 18, 1999, May 7, 1999 and August 10, 1999 are incorporated herein by reference to the electronic filing of those Supplements made pursuant to Rule 497(e).

   This filing contains Supplements dated November 23, 1999 for each of the Prospectuses for the Registrant's Delaware Blue Chip Fund Class A, Class B, Class C and Institutional Class dated January 29, 1999. The Prospectuses are incorporated herein by reference to the electronic filing of those Prospectuses made pursuant to Rule 497(c) on February 18, 1999. The Supplements to those Prospectuses filed on August 10, 1999 and October 1, 1999 are incorporated herein by reference to the electronic filing of those Supplements made pursuant to Rule 497(e).

   This filing contains Supplements dated November 23, 1999 for each of the Prospectuses for the Registrant's Delaware Social Awareness Fund Class A, Class B, Class C and Institutional Class dated January 29, 1999. The Prospectuses are incorporated herein by reference to the electronic filing of those Prospectuses made pursuant to Rule 497(c) on February 18, 1999. The Supplements to those Prospectuses filed on August 10, 1999 and October 1, 1999 are incorporated herein by reference to the electronic filing of those Supplements made pursuant to Rule 497(e).

   This filing contains Supplements dated November 23, 1999 for each of the Prospectuses for the Registrant's Delaware Diversified Value Fund Class A, Class B, Class C and Institutional Class dated January 29, 1999. The Prospectuses are incorporated herein by reference to the electronic filing of those Prospectuses made pursuant to Rule 497(c) on February 18, 1999. The Supplement to those Prospectuses filed on August 10, 1999 is incorporated herein by reference to the electronic filing of that Supplement made pursuant to Rule 497(e).

** This filing contains a Supplement dated November 23, 1999 to the Statement of Additional Information for the Registrant dated January 29, 1999 is incorporated by reference to the electronic filing of that Statement of Additional Information made pursuant to Rule 485(b) on January 29, 1999. The Supplement to the Statement of Additional Information filed on September 1, 1999 is incorporated by reference to the electronic filing of that Supplement made pursuant to Rule 497(e).

                                November 23, 1999

       Delaware Decatur Equity Income Fund (formerly Decatur Income Fund) Delaware Growth and Income Fund (formerly Decatur Total Return Fund)

                           Class A * Class B * Class C
               Supplement to the Prospectus dated January 29, 1999

On November 23, 1999, each Fund listed above was part of a reorganization from a Maryland corporation to a Delaware business trust, as approved by shareholders at the most recent Joint Annual/Special Meeting of Shareholders. The reorganization does not affect the names of the Funds or their investment operations, however, the name of the company of which the Funds are a series has changed from Delaware Group Equity Funds II, Inc. to Delaware Group Equity Funds II.

This Supplement also updates each Fund's performance information in the Fund Profile section in the beginning of the prospectus, as well as the data in the Financial Information section at the end of the prospectus, as follows:

         From January 1, 1999 to September 30, 1999, the total return for the Class A shares of each Fund was as follows:

                  Delaware Decatur Equity Income Fund                     -4.61%
                  Delaware Growth and Income Fund                         -4.85%


         Each Fund's return does not include the maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares. If that fee were included, the return would have been lower than the one described.

         The Financial Highlights for each share for the periods indicated were as follows:
                       Delaware Decatur Equity Income Fund
                  Six months ended May 31, 1999 (unaudited)(1)

                                                                          Class A           Class B          Class C
                                                                     ----------------------------------------------------
Net asset value, beginning of period ..............................        $21.400          $21.320          $21.420

Income (loss) from investment operations:
     Net investment income ........................................          0.245            0.175            0.175
     Net realized and unrealized gain (loss) on investments .......          0.435            0.425            0.435
                                                                           -------          -------          -------
     Total from investment operations .............................          0.680            0.600            0.610
                                                                           -------          -------          -------

Less dividends and distributions:
     Dividends from net investment income .........................         (0.300)          (0.230)          (0.230)
     Distributions from net realized gain on investments ..........         (3.220)          (3.220)          (3.220)
                                                                           -------          -------          -------
     Total dividends and distributions ............................         (3.520)          (3.450)          (3.450)
                                                                           -------          -------          -------

Net asset value, end of period ....................................        $18.560          $18.470          $18.580
                                                                           =======          =======          =======

Total return(2) ...................................................          3.82%            3.40%            3.44%

Ratios and supplemental data:
     Net assets, end of period (000 omitted) ......................     $1,897,832          175,178          $24,123
     Ratio of expenses to average net assets ......................          0.98%            1.78%            1.78%
     Ratio of net investment income to average net assets .........          2.64%            1.84%            1.84%
     Portfolio turnover ...........................................           107%             107%             107%

                         Delaware Growth and Income Fund
                  Six months ended May 31, 1999 (unaudited)(1)
--------------------------------------------------------------------------------

                                                                          Class A           Class B          Class C
                                                                     ----------------------------------------------------
Net asset value, beginning of period ..............................        $19.120          $19.090          $19.050

Income (loss) from investment operations:
     Net investment income ........................................          0.117            0.056            0.056
     Net realized and unrealized gain (loss) on investments .......          0.598            0.594            0.604
                                                                           -------          -------          -------
     Total from investment operations .............................          0.715            0.650            0.660
                                                                           -------          -------          -------

Less dividends and distributions:
     Dividends from net investment income .........................         (0.135)          (0.090)          (0.090)
     Distributions from net realized gain on investments ..........         (2.200)          (2.200)          (2.200)
                                                                           -------          -------          -------
     Total dividends and distributions ............................         (2.335)          (2.290)          (2.290)
                                                                           -------          -------          -------

Net asset value, end of period ....................................        $17.500          $17.450          $17.420
                                                                           =======          =======          =======

Total return(2) ...................................................          4.28%            3.90%            3.92%

Ratios and supplemental data:
     Net assets, end of period (000 omitted) ......................       $995,393         $231,198          $50,202
     Ratio of expenses to average net assets ......................          1.18%            1.88%            1.88%
     Ratio of net investment income to average net assets .........          1.34%            0.64%            0.64%
     Portfolio turnover ...........................................           108%             108%             108%

----------------------------------------------------
(1) Ratios have been annualized and total return has not been annualized
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

                                November 23, 1999

       Delaware Decatur Equity Income Fund (formerly Decatur Income Fund) Delaware Growth and Income Fund (formerly Decatur Total Return Fund)

                               Institutional Class
               Supplement to the Prospectus dated January 29, 1999

On November 23, 1999, each Fund listed above was part of a reorganization from a Maryland corporation to a Delaware business trust, as approved by shareholders at the most recent Joint Annual/Special Meeting of Shareholders. The reorganization does not affect the names of the Funds or their investment operations, however, the name of the company of which the Funds are a series has changed from Delaware Group Equity Funds II, Inc. to Delaware Group Equity Funds II.

This Supplement also updates each Fund's performance information in the Fund Profile section in the beginning of the prospectus, as well as the data in the Financial Information section at the end of the prospectus, as follows:

         From January 1, 1999 to September 30, 1999, the total return for the Institutional Class shares of each Fund was as follows:

                  Delaware Decatur Equity Income Fund                     -4.44%
                  Delaware Growth and Income Fund                         -4.62%

The Financial Highlights for each share for the periods indicated were as follows:
                       Delaware Decatur Equity Income Fund
               Six month period ended May 31, 1999 (unaudited)(1)

                                                             Institutional Class
                                                             -------------------

Net asset value, beginning of period .......................       $21.400

Income (loss) from investment operations:
     Net investment income .................................         0.279
     Net realized and unrealized gain
         (loss) on investments .............................         0.419
                                                                   -------
     Total from investment operations ......................         0.698
                                                                   -------

Less dividends and distributions:
     Dividends from net investment income ..................        (0.328)
     Distributions from net realized gain
         on investments  ...................................        (3.220)
                                                                   -------
     Total dividends and distributions .....................        (3.548)
                                                                   -------

Net asset value, end of period .............................       $18.550
                                                                   =======

Total return(2) ............................................         3.91%

Ratios and supplemental data:
     Net assets, end of period (000 omitted) ...............      $225,279
     Ratio of expenses to average net assets ...............         0.78%
     Ratio of net investment income to average net assets ..         2.84%
     Portfolio turnover ....................................          107%

-----------------------------------------------------------------

                         Delaware Growth and Income Fund
               Six month period ended May 31, 1999 (unaudited)(1)
--------------------------------------------------------------------------------
                                                             Institutional Class
                                                             -------------------

Net asset value, beginning of period .......................       $19.150

Income (loss) from investment operations:
     Net investment income .................................         0.143
     Net realized and unrealized gain
         (loss) on investments .............................         0.597
                                                                   -------
     Total from investment operations ......................         0.740
                                                                   -------

Less dividends and distributions:
     Dividends from net investment income ..................        (0.180)
     Distributions from net realized gain
         on investments ....................................        (2.200)
                                                                   -------
     Total dividends and distributions .....................        (2.380)
                                                                   -------

Net asset value, end of period .............................       $17.510
                                                                   =======

Total return(2) ............................................         4.43%

Ratios and supplemental data:
     Net assets, end of period (000 omitted) ...............      $126,388
     Ratio of expenses to average net assets ...............         0.88%
     Ratio of net investment income to average net assets ..         1.64%
     Portfolio turnover ....................................          108%

-----------------------------------------------------------------
(1) Ratios have been annualized and total return has not been annualized
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

                                November 23, 1999

                             Delaware Blue Chip Fund

                           Class A * Class B * Class C
               Supplement to the Prospectus dated January 29, 1999

On November 23, 1999, the Fund was part of a reorganization from a Maryland corporation to a Delaware business trust, as approved by shareholders at the most recent Joint Annual/Special Meeting of Shareholders. The reorganization does not affect the name of the Fund or its investment operations, however, the name of the company of which the Fund is a series has changed from Delaware Group Equity Funds II, Inc. to Delaware Group Equity Funds II.

This Supplement also updates the Fund's performance information in the Fund Profile section in the beginning of the prospectus, as well as the data in the Financial Information section at the end of the prospectus, as follows:

         From January 1, 1999 to September 30, 1999, the total return for Delaware Blue Chip Fund Class A shares was 1.19%. That return does not include the maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares. If that fee were included, the return would have been lower than the one described.

         The Financial Highlights for each share for the six months ended May 31, 1999 (unaudited) were as follows:(1)

                                                                          Class A           Class B          Class C
                                                                     ----------------------------------------------------
Net asset value, beginning of period ...............................       $10.970          $10.880          $10.880

Income from investment operations:
     Net investment income (loss)(2) ...............................        (0.007)          (0.048)          (0.048)
     Net realized and unrealized gain from investments .............         1.032            1.038            1.038
                                                                           -------          -------          -------
     Total from investment operations ..............................         1.025            0.990            0.990
                                                                           -------          -------          -------
Less dividends and distributions:
     Dividends from net investment income ..........................        (0.025)              --               --
     Distributions from net realized gain on
         investments ...............................................            --               --               --
                                                                           -------          -------          -------
     Total dividends and distributions .............................        (0.025)           0.000            0.000
                                                                           -------          -------          -------

Net asset value, end of period .....................................       $11.970          $11.870          $11.870
                                                                           =======          =======          =======

Total return(3) ....................................................         9.36%            9.10%            9.10%

Ratios and supplemental data:
     Net assets, end of period (000 omitted) .......................       $11,226          $11,107           $1,703
     Ratio of expenses to average net assets .......................         1.53%            2.23%            2.23%
     Ratio of expenses to average net assets prior to
         expense limitation and expenses paid indirectly ...........         2.06%            2.76%            2.76%

     Ratio of net investment income (loss) to average
         net assets ................................................        (0.11%)          (0.81%)          (0.81%)
     Ratio of net investment income (loss) to average
         net assets prior to expense limitation and
         expenses paid indirectly ..................................        (0.64%)          (1.34%)          (1.34%)
     Portfolio turnover ............................................           17%              17%              17%

--------------------------------------------------------
(1) Ratios have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

                                November 23, 1999

                             Delaware Blue Chip Fund

                               Institutional Class
               Supplement to the Prospectus dated January 29, 1999

On November 23, 1999, the Fund was part of a reorganization from a Maryland corporation to a Delaware business trust, as approved by shareholders at the most recent Joint Annual/Special Meeting of Shareholders. The reorganization does not affect the name of the Fund or its investment operations, however, the name of the company of which the Fund is a series has changed from Delaware Group Equity Funds II, Inc. to Delaware Group Equity Funds II.

This Supplement also updates the Fund's performance information in the Fund Profile section in the beginning of the prospectus, as well as the data in the Financial Information section at the end of the prospectus, as follows:

         From January 1, 1999 to September 30, 1999, the total return for Delaware Blue Chip Fund Institutional Class was 1.36%.

         The Financial Highlights for each share of the Delaware Blue Chip Fund Institutional Class for the six months ended May 31, 1999 (unaudited) were as follows:(1)
                                                             Institutional Class
                                                             -------------------

Net asset value, beginning of period .......................       $10.990

Income from investment operations:
     Net investment income (loss)(2) .......................         0.011
     Net realized and unrealized gain
         from investments ..................................         1.014
                                                                   -------
     Total from investment operations ......................         1.075
                                                                   -------
Less dividends and distributions:
     Dividends from net investment income ..................        (0.025)
     Distributions from net realized gain
         on investments ....................................            --
                                                                   -------
     Total dividends and distributions .....................        (0.025)
                                                                   -------

Net asset value, end of period .............................       $11.990
                                                                   =======

Total return(3) ............................................         9.58%

Ratios and supplemental data:
     Net assets, end of period (000 omitted) ...............          $391
     Ratio of expenses to average net assets ...............         1.23%
     Ratio of expenses to average net assets
         prior to expense limitation and expenses
         paid indirectly ...................................         1.76%
     Ratio of net investment income (loss) to
         average net assets ................................         0.19%
     Ratio of net investment income (loss) to
         average net assets prior to expense
         limitation and expenses paid indirectly ...........        (0.34%)
     Portfolio turnover ....................................           17%

-----------------------------------------------------------------------
(1) Ratios have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

                                November 23, 1999

                         Delaware Social Awareness Fund
                           Class A * Class B * Class C
               Supplement to the Prospectus dated January 29, 1999

On November 23, 1999, the Fund was part of a reorganization from a Maryland corporation to a Delaware business trust, as approved by shareholders at the most recent Joint Annual/Special Meeting of Shareholders. The reorganization does not affect the name of the Fund or its investment operations, however, the name of the company of which the Fund is a series has changed from Delaware Group Equity Funds II, Inc. to Delaware Group Equity Funds II.

This Supplement also updates the Fund's performance information in the Fund Profile section in the beginning of the prospectus, as well as the data in the Financial Information section at the end of the prospectus, as follows:

         From January 1, 1999 to September 30, 1999, the total return for the Delaware Social Awareness Fund Class A shares was -1.97%. The Fund's return does not include the maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares. If that fee were included, the return would have been lower than the one described.

         The Financial Highlights for each share for the six months ended May 31, 1999 (unaudited) were as follows:(1)

                                                                          Class A           Class B          Class C
                                                                     ----------------------------------------------------
Net asset value, beginning of period ...............................       $11.260          $11.120          $11.120

Income (loss) from investment operations:
     Net investment income (loss)(2) ...............................        (0.019)          (0.064)          (0.063)
     Net realized and unrealized gain on investments ...............         0.999            0.974            0.983
                                                                           -------          -------          -------
     Total from investment operations ..............................         0.980            0.910            0.920
                                                                           -------          -------          -------

Less distributions:
     Distributions from net realized gain on investments ...........            --               --               --
                                                                           -------          -------          -------
     Total distributions ...........................................            --               --               --
                                                                           -------          -------          -------

Net asset value, end of period .....................................       $12.240          $12.030          $12.040
                                                                           =======          =======          =======

Total return(3) ....................................................         8.61%            8.18%            8.27%

Ratios and supplemental data:
     Net assets, end of period (000 omitted) .......................       $47,246          $39,334           $9,977
     Ratio of expenses to average net assets .......................         1.48%            2.23%            2.23%
     Ratio of expenses to average net assets prior to expense
         limitation and expenses paid indirectly ...................         1.65%            2.40%            2.40%
     Ratio of net investment income (loss) to average net assets ...        (0.31%)          (1.06%)          (1.06%)
     Ratio of net investment income (loss) to average net
         assets prior to expense limitation and expenses paid
         indirectly ................................................        (0.48%)          (1.23%)          (1.23%)
     Portfolio turnover ............................................           25%              25%              25%

---------------------------------------------------------------
(1) Ratios have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

                                November 23, 1999

                         Delaware Social Awareness Fund
                               Institutional Class
               Supplement to the Prospectus dated January 29, 1999

On November 23, 1999, the Fund was part of a reorganization from a Maryland corporation to a Delaware business trust, as approved by shareholders at the most recent Joint Annual/Special Meeting of Shareholders. The reorganization does not affect the name of the Fund or its investment operations, however, the name of the company of which the Fund is a series has changed from Delaware Group Equity Funds II, Inc. to Delaware Group Equity Funds II.

This Supplement also updates the Fund's performance information in the Fund Profile section in the beginning of the prospectus, as well as the data in the Financial Information section at the end of the prospectus, as follows:

         From January 1, 1999 to September 30, 1999, the total return for Delaware Social Awareness Fund Institutional Class was -1.80%.

         The Financial Highlights for each share of the Delaware Social Awareness Fund Institutional Class for the six months ended May 31, 1999 (unaudited) were as follows:(1)

                                                             Institutional Class
                                                             -------------------

Net asset value, beginning of period .......................       $11.310

Income (loss) from investment operations:
     Net investment income (loss)(2) .......................        (0.004)
     Net realized and unrealized gain on
         investments .......................................         1.004
                                                                   -------
     Total from investment operations ......................         0.930
                                                                   -------

Less distributions:
     Distributions from net realized gain
         on investments ....................................            --
                                                                   -------
     Total distributions ...................................            --
                                                                   -------

Net asset value, end of period .............................       $12.310
                                                                   =======

Total return(3) ............................................         8.84%

Ratios and supplemental data:
     Net assets, end of period (000 omitted) ...............          $472
     Ratio of expenses to average net assets ...............         1.23%
     Ratio of expenses to average net assets prior to
         expense limitation and expenses paid indirectly ...         1.40%
     Ratio of net investment income (loss) to average
         net assets ........................................        (0.06%)
     Ratio of net investment income (loss) to average net
         assets prior to expense limitation and expenses
         paid indirectly ...................................        (0.23%)
     Portfolio turnover ....................................           25%

-----------------------------------------------------------------------
(1) Ratios have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

                                November 23, 1999

                         Delaware Diversified Value Fund
                           Class A * Class B * Class C
               Supplement to the Prospectus dated January 29, 1999

On November 23, 1999, the Fund was part of a reorganization from a Maryland corporation to a Delaware business trust, as approved by shareholders at the most recent Joint Annual/Special Meeting of Shareholders. The reorganization does not affect the name of the Fund or its investment operations, however, the name of the company of which the Fund is a series has changed from Delaware Group Equity Funds II, Inc. to Delaware Group Equity Funds II.

                                November 23, 1999

                         Delaware Diversified Value Fund
                               Institutional Class
               Supplement to the Prospectus dated January 29, 1999

On November 23, 1999, the Fund was part of a reorganization from a Maryland corporation to a Delaware business trust, as approved by shareholders at the most recent Joint Annual/Special Meeting of Shareholders. The reorganization does not affect the name of the Fund or its investment operations, however, the name of the company of which the Fund is a series has changed from Delaware Group Equity Funds II, Inc. to Delaware Group Equity Funds II.

                                November 23, 1999

  Supplement to the Statement of Additional Information dated January 29, 1999

                         Delaware Group Equity Funds II

       Delaware Decatur Equity Income Fund (formerly Decatur Income Fund)
      Delaware Growth and Income Fund (formerly Decatur Total Return Fund)
                             Delaware Blue Chip Fund
                         Delaware Social Awareness Fund
                         Delaware Diversified Value Fund

               (Class A * Class B * Class C * Institutional Class)

The following supplements the discussion concerning the Funds' financial statements on the Cover Page and under the heading Financial Statements:

         The financial statements for the most recent semi-annual period, the notes relating thereto, and the financial highlights for the same period, are incorporated by reference from the Funds' Semi-Annual Report into this SAI. The Semi-Annual Report will accompany any request for the SAI and can be obtained, without charge, by calling 800-523-1918.

Below are the average annual total return quotations for each Class of each Fund, except for Delaware Diversified Value Fund, through May 31, 1999. This information supplements and updates the information appearing under the heading Performance Information. The average annual total return quotations are calculated in the manner described in the SAI.


                           Average Annual Total Return
                       Delaware Decatur Equity Income Fund

---------------------------------------------------------------------------------------------------------------------------
                     Class A                                         Class B      Class B         Class C        Class C
                   (At Offer)        Class A      Institutional    (Including    (Excluding      (Including     (Excluding
                     (1)(2)        (At NAV) (2)       Class         CDSC)(3)        CDSC)          CDSC)           CDSC)
---------------------------------------------------------------------------------------------------------------------------
1 year ended
5/31/99               -2.66%          3.28%           3.50%        -1.79%          2.47%           1.66%          2.51%
---------------------------------------------------------------------------------------------------------------------------
3 years ended
5/31/99               15.45%         17.75%          17.98%        16.10%         16.81%          16.81%         16.81%
---------------------------------------------------------------------------------------------------------------------------
5 years ended
5/31/99               17.02%         18.41%          18.61%           N/A            N/A             N/A            N/A
---------------------------------------------------------------------------------------------------------------------------
10 years ended
5/31/99               11.91%         12.58%             N/A           N/A            N/A             N/A            N/A
---------------------------------------------------------------------------------------------------------------------------
15 years ended
5/31/99               14.76%         15.22%             N/A           N/A            N/A             N/A            N/A
---------------------------------------------------------------------------------------------------------------------------
Life of Fund(4)       12.38%         12.54%          16.83%        17.42%         17.65%          17.40%         17.40%
---------------------------------------------------------------------------------------------------------------------------

----------
(1) Effective November 2, 1998, the maximum front-end sales charge is 5.75%. The above performance numbers are calculated using 5.75% as the applicable sales charge for all time periods.
(2) Performance figures reflect the applicable Rule 12b-1 distribution expenses that apply on and after May 2, 1994.
(3) Effective November 2, 1998, the CDSC schedule for Class B Shares increased as follows: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed within two years of purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; (v) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. The above figures have been calculated using this new schedule.
(4) Date of initial public offering of Delaware Decatur Equity Income Fund A Class was March 18, 1957; Delaware Decatur Equity Income Fund Institutional Class was January 13, 1994, Delaware Decatur Equity Income Fund B Class was September 6, 1994; Delaware Decatur Equity Income Fund C Class was November 29, 1995.

                           Average Annual Total Return
                         Delaware Growth and Income Fund

---------------------------------------------------------------------------------------------------------------------------
                     Class A                                         Class B      Class B         Class C        Class C
                   (At Offer)        Class A      Institutional    (Including    (Excluding      (Including     (Excluding
                      (1)            (At NAV)         Class           CDSC)         CDSC)           CDSC)          CDSC)
---------------------------------------------------------------------------------------------------------------------------
1 year ended
5/31/99               -2.14%         3.84%            4.12%          -1.44%         3.08%           2.24%          3.15%
---------------------------------------------------------------------------------------------------------------------------
3 years ended
5/31/99               16.28%        18.59%           18.94%          17.01%        17.74%          17.78%         17.78%
---------------------------------------------------------------------------------------------------------------------------
5 years ended
5/31/99               18.04%        19.45%           19.81%             N/A           N/A             N/A            N/A
---------------------------------------------------------------------------------------------------------------------------
10 years ended
5/31/99               13.16%        13.84%           14.03%             N/A           N/A             N/A            N/A
---------------------------------------------------------------------------------------------------------------------------
Life of Fund(3)       13.66%        14.19%           14.34%          18.71%        18.93%          18.19%         18.19%
---------------------------------------------------------------------------------------------------------------------------

----------
(1) Effective November 2, 1998, the maximum front-end sales charge is 5.75%. The above performance numbers are calculated using 5.75% as the applicable sales charge for all time periods.
(2) Effective November 2, 1998, the CDSC schedule for Class B Shares increased as follows: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed within two years of purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; (v) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. The above figures have been calculated using this new schedule.
(3) Date of initial public offering of Delaware Growth and Income Fund A Class was August 27, 1986; Delaware Growth and Income Fund Institutional Class was July 26, 1993; Delaware Growth and Income Fund B Class was September 6, 1994; Delaware Growth and Income Fund C Class was November 29, 1995.

                           Average Annual Total Return
                           Delaware Blue Chip Fund (1)

---------------------------------------------------------------------------------------------------------------------------
                     Class A                                         Class B      Class B         Class C        Class C
                   (At Offer)        Class A      Institutional    (Including    (Excluding      (Including     (Excluding
                       (2)           (At NAV)         Class         CDSC)(3)        CDSC)          CDSC)           CDSC)
---------------------------------------------------------------------------------------------------------------------------
1 year ended
5/31/99                3.42%         9.76%           10.18%           4.10%         9.10%           8.10%          9.10%
---------------------------------------------------------------------------------------------------------------------------
Life of Fund(4)       13.67%        16.69%           17.06%          14.83%        15.93%          15.93%         15.93%
---------------------------------------------------------------------------------------------------------------------------

----------
(1) Reflects voluntary fee waivers and expense payments. In the absence of the voluntary fee waiver and payment of expenses, performance would have been affected negatively. See Investment Management Agreements and Sub-Advisory Agreements for information about fee waivers and expense payments.
(2) Effective November 2, 1998, the maximum front-end sales charge is 5.75%. The above performance numbers are calculated using 5.75% as the applicable sales charge for all time periods.
(3) Effective November 2, 1998, the CDSC schedule for Class B Shares increased as follows: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed within two years of purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; (v) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. The above figures have been calculated using this new schedule.
(4)  Each Class commenced operations on February 24, 1997.


                           Average Annual Total Return
                        Delaware Social Awareness Fund(1)

---------------------------------------------------------------------------------------------------------------------------
                     Class A                                         Class B      Class B         Class C        Class C
                   (At Offer)        Class A      Institutional    (Including    (Excluding      (Including     (Excluding
                     (2)(3)        (At NAV)(3)        Class          CDSC)(4)       CDSC)           CDSC)          CDSC)
---------------------------------------------------------------------------------------------------------------------------
1 year ended
5/31/99               -1.21%          4.79%           5.03%           -1.11%        3.89%           2.97%          3.97%
---------------------------------------------------------------------------------------------------------------------------
Life of Fund(5)       14.62%         17.66%          17.96%           15.67%       16.77%          16.81%         16.81%
---------------------------------------------------------------------------------------------------------------------------

----------
(1) Reflects voluntary fee waivers and expense payments. In the absence of the voluntary fee waiver and payment of expenses, performance would have been affected negatively. See Investment Management Agreements and Sub-Advisory Agreements for information about fee waivers and expense payments.
(2) Effective November 2, 1998, the maximum front-end sales charge is 5.75%. The above performance numbers are calculated using 5.75% as the applicable sales charge for all time periods.
(3) Reflects voluntary 12b-1 fee waivers to limit 12b-1 expenses to 0.25% of average daily net assets. In the absence of the voluntary fee waiver and payment of expenses, performance would have been affected negatively.
(4) Effective November 2, 1998, the CDSC schedule for Class B Shares increased as follows: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed with two years of purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; (v) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. The above figures have been calculated using this new schedule.
(5)  Each Class commenced operations on February 27, 1997.

Below are the 30-day yield quotations for each Class of Delaware Decatur Equity Income Fund and Delaware Growth and Income Fund for the period ended May 31, 1999. This information supplements and updates the information appearing under the heading Performance Information. The current yield quotations are calculated in the manner described in the SAI.

                                                Delaware               Delaware
                                             Decatur Equity           Growth and
                                              Income Fund            Income Fund
                                              -----------            -----------
           Class A Shares                        1.99%                  0.91%
           Class B Shares                        1.32%                  0.25%
           Class C Shares                        1.31%                  0.25%
           Institutional Class Shares            2.34%                  1.27%

Below are the cumulative total return quotations for each Class of each Fund, except Delaware Diversified Value Fund, through May 31, 1999. The cumulative total return quotations of Delaware Diversified Value Fund are only provided for its Class A shares and Institutional Class shares. This information supplements and updates the information appearing under the heading Performance Information. The cumulative total return quotations are calculated in the manner described in the SAI.


                             Cumulative Total Return
                       Delaware Decatur Equity Income Fund

---------------------------------------------------------------------------------------------------------------------------
                     Class A                                         Class B      Class B         Class C        Class C
                   (At Offer)        Class A      Institutional    (Including    (Excluding      (Including     (Excluding
                     (1)(2)        (At NAV)(2)        Class          CDSC)(3)       CDSC)           CDSC)          CDSC)
---------------------------------------------------------------------------------------------------------------------------
3 months ended
5/31/99               -1.54%         4.46%            4.51%          -0.72%         4.28%           3.31%          4.31%
---------------------------------------------------------------------------------------------------------------------------
6 months ended
5/31/99               -2.17%         3.82%            3.91%          -0.93%         3.40%           2.57%          3.44%
---------------------------------------------------------------------------------------------------------------------------
9 months ended
11/30/98              12.30%        19.13%           19.28%          13.45%        18.39%          17.49%         18.48%
---------------------------------------------------------------------------------------------------------------------------
1 year ended
5/31/99               -2.66%         3.28%            3.50%          -1.79%         2.47%           1.66%          2.51%
---------------------------------------------------------------------------------------------------------------------------
3 years ended
5/31/99               53.87%        63.28%           64.23%          56.49%        59.37%          59.38%         59.38%
---------------------------------------------------------------------------------------------------------------------------
5 years ended
5/31/99              119.44%       132.79%          134.76%             N/A           N/A             N/A            N/A
---------------------------------------------------------------------------------------------------------------------------
10 years ended
5/31/99              208.14%       226.91%              N/A             N/A           N/A             N/A            N/A
---------------------------------------------------------------------------------------------------------------------------
15 years ended
5/31/99              688.87%       737.03%              N/A             N/A           N/A             N/A            N/A
---------------------------------------------------------------------------------------------------------------------------
Life of Fund(4)   13,707.40%    14,552.58%          131.06%         113.85%       115.85%          75.50%         75.50%
---------------------------------------------------------------------------------------------------------------------------

----------
(1) Effective November 2, 1998, the maximum front-end sales charge is 5.75%. The above performance numbers are calculated using 5.75% as the applicable sales charge for all time periods.
(2) Performance figures reflect the applicable Rule 12b-1 distribution expenses that apply on and after May 2, 1994.
(3) Effective November 2, 1998, the CDSC schedule for Class B Shares increased as follows: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed within two years of purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; (v) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. The above figures have been calculated using this new schedule.
(4) Date of initial public offering of Delaware Decatur Equity Income Fund A Class was March 18, 1957; Delaware Decatur Equity Income Fund Institutional Class was January 13, 1994, Delaware Decatur Equity Income Fund B Class was September 6, 1994; Delaware Decatur Equity Income Fund C Class was November 29, 1995.

                             Cumulative Total Return
                         Delaware Growth and Income Fund

---------------------------------------------------------------------------------------------------------------------------
                     Class A                                         Class B      Class B         Class C        Class C
                   (At Offer)        Class A      Institutional    (Including    (Excluding      (Including     (Excluding
                      (1)            (At NAV)         Class          CDSC)(2)       CDSC)           CDSC)          CDSC)
---------------------------------------------------------------------------------------------------------------------------
3 months ended
5/31/99               -0.96%          5.10%           5.21%          -0.07%         4.93%           3.94%          4.94%
---------------------------------------------------------------------------------------------------------------------------
6 months ended
5/31/99               -1.73%          4.28%           4.43%          -0.67%         3.90%           3.00%          3.92%
---------------------------------------------------------------------------------------------------------------------------
9 months ended
11/30/98              15.06%         22.08%          22.34%          16.40%        21.40%          20.45%         21.45%
---------------------------------------------------------------------------------------------------------------------------
1 year ended
5/31/99               -2.14%          3.84%           4.12%          -1.44%         3.08%           2.24%          3.15%
---------------------------------------------------------------------------------------------------------------------------
3 years ended
5/31/99               57.23%         66.79%          68.26%          60.22%        63.22%          63.37%         63.37%
---------------------------------------------------------------------------------------------------------------------------
5 years ended
5/31/99              129.18%        143.20%         146.87%             N/A           N/A             N/A            N/A
---------------------------------------------------------------------------------------------------------------------------
10 years ended
5/31/99              244.27%        265.41%         271.72%             N/A           N/A             N/A            N/A
---------------------------------------------------------------------------------------------------------------------------
Life of Fund(3)      412.58%        443.78%         453.15%         125.21%       127.21%          79.65%         79.65%
---------------------------------------------------------------------------------------------------------------------------

----------
(1) Effective November 2, 1998, the maximum front-end sales charge is 5.75%. The above performance numbers are calculated using 5.75% as the applicable sales charge for all time periods.
(2) Effective November 2, 1998, the CDSC schedule for Class B Shares increased as follows: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed within two years of purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; (v) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. The above figures have been calculated using this new schedule.
(3) Date of initial public offering of Delaware Growth and Income Fund A Class was August 27, 1986; Delaware Growth and Income Fund Institutional Class was July 26, 1993; Delaware Growth and Income Fund B Class was September 6, 1994; Delaware Growth and Income Fund C Class was November 29, 1995.

                             Cumulative Total Return
                           Delaware Blue Chip Fund (1)

---------------------------------------------------------------------------------------------------------------------------
                     Class A                                        Class B      Class B         Class C        Class C
                   (At Offer)      Class A       Institutional    (Including    (Excluding      (Including     (Excluding
                       (2)         (At NAV)          Class          CDSC)(3)       CDSC)           CDSC)          CDSC)
---------------------------------------------------------------------------------------------------------------------------
3 months ended
5/31/99               -3.08%         2.84%            3.01%          -2.23%         2.77%           1.68%          2.68%
---------------------------------------------------------------------------------------------------------------------------
6 months ended
5/31/99                3.06%         9.36%            9.58%           4.10%         9.10%           8.10%          9.10%
---------------------------------------------------------------------------------------------------------------------------
9 months ended
11/30/98              21.67%        29.13%           29.47%          23.60%        28.60%          27.46%         28.46%
---------------------------------------------------------------------------------------------------------------------------
1 year ended
5/31/99                3.42%         9.76%           10.18%           4.10%         9.10%           8.10%          9.10%
---------------------------------------------------------------------------------------------------------------------------
Life of Fund(4)       33.68%        41.86%           42.90%          36.79%        39.79%          39.79%         39.79%
---------------------------------------------------------------------------------------------------------------------------

----------
(1) Reflects voluntary fee waivers and expense payments. In the absence of the voluntary fee waiver and payment of expenses, performance would have been affected negatively. See Investment Management Agreements and Sub-Advisory Agreements for information about fee waivers and expense payments.
(2) Effective November 2, 1998, the maximum front-end sales charge is 5.75%. The above performance numbers are calculated using 5.75% as the applicable sales charge for all time periods.
(3) Effective November 2, 1998, the CDSC schedule for Class B Shares increased as follows: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed within two years of purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; (v) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. The above figures have been calculated using this new schedule.
(4)  Each Class commenced operations on February 24, 1997.

                             Cumulative Total Return
                       Delaware Social Awareness Fund (1)

---------------------------------------------------------------------------------------------------------------------------
                     Class A                                        Class B      Class B         Class C        Class C
                   (At Offer)      Class A       Institutional    (Including    (Excluding      (Including     (Excluding
                     (2)(3)      (At NAV)(3)         Class          CDSC)(4)       CDSC)           CDSC)          CDSC)
---------------------------------------------------------------------------------------------------------------------------
3 months ended
5/31/99               -3.85%         2.00%            2.07%          -3.22%         1.78%           0.86%          1.86%
---------------------------------------------------------------------------------------------------------------------------
6 months ended
5/31/99                2.34%         8.61%            8.84%           3.18%         8.18%           7.27%          8.27%
---------------------------------------------------------------------------------------------------------------------------
9 months ended
11/30/98              17.35%        24.52%           24.72%          18.77%        23.77%          22.87%         23.87%
---------------------------------------------------------------------------------------------------------------------------
1 year ended
5/31/99               -1.21%         4.79%            5.03%          -1.11%         3.89%           2.97%          3.97%
---------------------------------------------------------------------------------------------------------------------------
Life of Fund(5)       36.23%        44.56%           45.39%          39.08%        42.08%          42.20%         42.20%
---------------------------------------------------------------------------------------------------------------------------

----------
(1) Reflects voluntary fee waivers and expense payments. In the absence of the voluntary fee waiver and payment of expenses, performance would have been affected negatively. See Investment Management Agreements and Sub-Advisory Agreements for information about fee waivers and expense payments.
(2) Effective November 2, 1998, the maximum front-end sales charge is 5.75%. The above performance numbers are calculated using 5.75% as the applicable sales charge for all time periods.
(3) Reflects voluntary 12b-1 fee waivers to limit 12b-1 expenses to 0.25% of average daily net assets. In the absence of the voluntary fee waiver, performance would have been affected negatively.
(4) Effective November 2, 1998, the CDSC schedule for Class B Shares increased as follows: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed within two years of purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; (v) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. The above figures have been calculated using this new schedule.
(5)  Each Class commenced operations on February 27, 1997.

                             Cumulative Total Return
                       Delaware Diversified Value Fund (1)
   -----------------------------------------------------------------------------
                         Class A              Class A
                     (At Offer)(2)(3)       (At NAV)(3)      Institutional Class
   -----------------------------------------------------------------------------
   Period 9/15/98(4)
   through 5/31/99        18.12%                25.34%              25.82%
   -----------------------------------------------------------------------------

   (1) Reflects voluntary fee waivers and expense payments. In the absence of the voluntary fee waiver and payment of expenses, performance would have been affected negatively. See Investment Management Agreements and Sub-Advisory Agreements for information about fee waivers and expense payments.
   (2) Effective November 2, 1998, the maximum front-end sales charge is 5.75%. The above performance number for Class A Shares is calculated using 5.75% as the applicable sales charge.
   (3) Reflects voluntary 12b-1 fee waivers. In the absence of the voluntary fee waiver, performance would have been affected negatively.
   (4)  Commencement of operations.

On November 23, 1999, Delaware Group Equity Funds II, Inc. was reorganized from a Maryland corporation to a Delaware business trust named Delaware Group Equity Funds II. To reflect the reorganization, the language in the SAI is amended as follows:

   All references to Equity Fund II's "directors" shall be replaced with the word "trustees."

   The first paragraph under the heading General Information, concerning the organization of the Funds, shall be replaced by the following paragraph:

   Equity Funds II is an open-end management investment company. Each Fund's portfolio of assets is diversified as defined by the Investment Company Act of 1940. The company was first organized as a Delaware corporation in 1956 and was subsequently reorganized as a Maryland corporation on March 4, 1983. On November 23, 1999, the company was reorganized as a business trust called Delaware Group Equity Funds II under the laws of Delaware.

   The first two paragraphs under the General Information section's sub-heading Capitalization, concerning the authorized capital of the Funds, shall be replaced by the following sentence:

   Equity Funds II has an unlimited authorized number of shares of beneficial interest with no par value, issued in separate series and classes.

The defined term "Equity Funds II, Inc." shall be replaced with the term "Equity Funds II" throughout the SAI.

                                     PART C

                               Other Information


Item 23. Exhibits

         (a)      Agreement and Declaration of Trust.

                  (1)      Agreement and Declaration of Trust (December 17,
                           1998) attached as Exhibit.

                  (2) Certificate of Trust (December 17, 1998) attached as Exhibit.

         (b)      By-Laws. By-Laws (December 17, 1998) attached as Exhibit.

         (c)      Copies of All Instruments Defining the Rights of Holders.

                  (1) Agreement and Declaration of Trust. Articles III, V and VI of Agreement and Declaration of Trust attached as Exhibit (a)(1).

                  (2)      By-Laws. Article II of By-Laws attached as Exhibit
                           (b).

         (d)      Investment Management Agreements.

                  (1)      Form of Investment Management Agreement (November
                           1999) between Delaware Management Company and the Registrant on behalf of each Fund attached as Exhibit.

                  (2) Form of Sub-Advisory Agreement (November 1999) between Delaware Management Company and Vantage Global Advisors, Inc. on behalf of Delaware Blue Chip Fund attached as Exhibit.

                  (3) Form of Sub-Advisory Agreement (November 1999) between Delaware Management Company and Vantage Global Advisors, Inc. on behalf of Delaware Social Awareness Fund attached as Exhibit.

         (e)      (1)      Distribution Agreement. Form of Distribution
                           Agreement (November 1999) between Delaware
                           Distributors, L.P. and the Registrant incorporated into this filing by reference to Post-Effective
                           Amendment No. 110 filed July 1, 1998.

                  (2) Administration and Service Agreement. Form of Administration and Service Agreement (as amended November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 104 filed November 27, 1995.

                  (3) Dealer's Agreement. Form of Dealer's Agreement (as amended November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 104 filed November 27, 1995.

                  (4) Form of Mutual Fund Agreement for the Delaware Group of Funds (November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 105 filed January 30, 1996.

         (f)      Inapplicable.

         (g)      Custodian Agreements.

                  (1) Form of Custodian Agreement (November 1999) between The Chase Manhattan Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 106 filed December 10, 1996, Post-Effective Amendment No. 109 filed January 30, 1998, Post-Effective Amendment No. 110 filed July 1, 1998 and Post-Effective Amendment No. 112 filed January 29, 1999.

                  (2) Form of Securities Lending Agreement (November 1999) between The Chase Manhattan Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 106 filed December 10, 1996.

         (h)      Other Material Contracts.

                  (1)      Form of Shareholders Services Agreement (November
                           1999) between Delaware Service Company, Inc. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 110 filed July 1, 1998.

                  (3) Form of Fund Accounting Agreement (November 1999) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 106 filed December 10, 1996.

         (i)      Legal Opinion. Attached as Exhibit.

         (j)      Consent of Auditors. Attached as Exhibit.

         (k)      Inapplicable.

         (l)      Inapplicable.

         (m)      Plans under Rule 12b-1.

                  (10)     Form of Plan under Rule 12b-1 for Class A (November
                           1999) incorporated into this filing by reference to Post-Effective Amendment No. 110 filed July 1, 1998.

                  (11)     Form of Plan under Rule 12b-1 for Class B (November
                           1999) incorporated into this filing by reference to Post-Effective Amendment No. 110 filed July 1, 1998.

                  (12)     Form of Plan under Rule 12b-1 for Class C (November
                           1999) incorporated into this filing by reference to Post-Effective Amendment No. 110 filed July 1, 1998.

         (n)      Plan under Rule 18f-3.

                  (1) Form of Plan under Rule 18f-3 (November 1998) incorporated into this filing by reference to Post-Effective Amendment No. 110 filed July 1, 1998.

         (p)      Other: Trustees' Power of Attorney. Attached as Exhibit.

Item 24. Persons Controlled by or under Common Control with Registrant. None.

Item 25. Indemnification. Article VI of the By-Laws attached as Exhibit (b).

Item 26. Business and Other Connections of Investment Adviser.

         (a) Delaware Management Company, a series of Delaware Management Business Trust, (the "Manager") serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Investments family (Delaware Group Equity Funds I, Inc., Delaware Group

Equity Funds III, Delaware Group Equity Funds IV, Inc., Delaware
Group Equity Funds V, Inc., Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds, Inc., Delaware Group Cash Reserve, Inc., Delaware Group Tax-Free Fund, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Money Fund, Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Foundation Funds, Voyageur Intermediate Tax-Free Funds,Voyageur Tax-Free Funds, Voyageur Funds, Inc., Voyageur Insured Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Inc., Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.). In addition, certain officers of the Manager also serve as directors/trustees of the other funds in the Delaware Investments family, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's indirect parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 27 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family. Information regarding the officers and directors of the Manger and the positions they have held with the Registrant during the past two fiscal years is incorporated into this filing by reference to Post-Effective Amendment No. 22 to the Registration Statement of Delaware Group Global & International Funds filed November 22, 1999.

         (b) Vantage Global Advisors, Inc. ("Vantage"), 630 Fifth Avenue, New York, NY 10111, is an indirect, wholly owned subsidiary of Lincoln National Corporation and an affiliate of Delaware Management Company, Inc. Vantage provides investment advice to pension plans, endowments, insurance and commingled products. Vantage serves as sub-investment adviser to the Registrant's Delaware Blue Chip Fund series and the Delaware Social Awareness Fund (formerly named Quantum Fund) series and also serves as Sub-Adviser to Delaware Group Premium Fund, Inc. The directors and officers of Vantage are listed below. Unless otherwise indicated, the principal business address of each person is 630 Fifth Avenue, New York, NY 10111.

Name                                   Positions and Offices with Vantage Global Advisors, Inc.
----                                   --------------------------------------------------------
Roger Sayler(1)                        President and Chief Executive Officer of Vantage Global Advisors, Inc.

*Dennis A. Blume                       Director of Vantage Global Advisors, Inc.

                                       Executive Vice President and Director of Lincoln Investment Management Company,
                                       1300 South Clinton Street, Fort Wayne , IN

**H. Thomas McMeekin                   Director of Vantage Global Advisors, Inc.

                                       Executive Vice President of Delaware Management Holdings, Inc.; Executive Vice
                                       President/Chief Investment Officer - Fixed Income of Delaware Management
                                       Company, Delaware Investment Advisers and Delaware Investments family of funds,
                                       One Commerce Square, Philadelphia, PA

                                       Executive Vice President of Lincoln National Corporation; President and Director of
                                       Lincoln National Investment Company, 1300 South Clinton Street, Fort Wayne , IN

**Bruce D. Barton                      Director of Vantage Global Advisors, Inc.

                                       President of Delaware Distributors, L.P., 1818 Market Street, Philadelphia, PA

Perry Dean Keck                        Vice President/Director of Marketing

Enrique De Jesus Chang(2)              Senior Vice President/Quantitative Research

Yi Feng Yang                           Vice President/Research

Christopher P. Harvey                  Vice President

Keven S. Lee                           Vice President

-------------------
*   Business address is 200 East Berry Street, Fort Wayne, IN 46802.
**  Business address is 1818 Market Street, Philadelphia, PA 19103.

(1) Managing Director/Global Head of Derivatives, J.P. Morgan Investment
    Management prior to September 1999.
(2) Vice President, J.W. Seligman prior to May 1998.

Item 27. Principal Underwriters.

         (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments family.

         (b) Information with respect to each director, officer or partner of principal underwriter is incorporated into this filing by reference to Post-Effective Amendment No. 22 to the Registration Statement of Delaware Group Global & International Funds filed November 22, 1999.

         (c)      Inapplicable.

Item 28. Location of Accounts and Records.

         All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103.

Item 29. Management Services. None.

Item 30. Undertakings. Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia, Commonwealth of Pennsylvania on this 19th day of November, 1999.

                                            DELAWARE GROUP EQUITY FUNDS II

                                                By /s/ David K. Downes
                                                   ------------------------
                                                       David K. Downes
                                         President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

         Signature                                Title                                   Date
-----------------------------       ---------------------------------------         ----------------
                                    President/Chief Executive Officer
                                    Chief Operating Officer/Chief
                                    Financial Officer
                                    (Principal Executive Officer, Principal
                                    Financial Officer and Principal
/s/ David K. Downes                 Accounting Officer) and Trustee                 November 19, 1999
-----------------------------
David K. Downes

/s/ Wayne A. Stork                  Trustee                                         November 19, 1999
-----------------------------
Wayne A. Stork

/s/ Walter P. Babich        *       Trustee                                         November 19, 1999
-----------------------------
Walter P. Babich

/s/ John H. Durham          *       Trustee                                         November 19, 1999
-----------------------------
John H. Durham

/s/ Anthony D. Knerr        *       Trustee                                         November 19, 1999
-----------------------------
Anthony D. Knerr

/s/ Ann R. Leven            *       Trustee                                         November 19, 1999
-----------------------------
Ann R. Leven

/s/Thomas F. Madison        *       Trustee                                         November 19, 1999
-----------------------------
Thomas F. Madison

/s/Charles E. Peck          *       Trustee                                         November 19, 1999
-----------------------------
Charles E. Peck

/s/ Jan L. Yeomans          *       Trustee                                         November 19, 1999
-----------------------------
Jan L. Yeomans


                        *By /s/ David K. Downes
                            -------------------------
                                 David K. Downes
                             as Attorney-in-Fact for
                          each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549















                                    Exhibits

                                       to

                                    Form N-1A


















             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS

Exhibit No.       Exhibit
-----------       -------
EX-99.A1          Agreement and Declaration of Trust (December 17, 1998)

EX-99.A2          Certificate of Trust (December 17, 1998)

EX-99.B           By-Laws

EX-99.D1 Form of Investment Management Agreement (November 1999) between Delaware Management Company and the Registrant on behalf of each Fund

EX-99.D2 Form of Sub-Advisory Agreement (November 1999) between Delaware Management Company and Vantage Global Advisors, Inc. on behalf of Delaware Blue Chip Fund

EX-99.D3 Form of Sub-Advisory Agreement (November 1999) between Delaware Management Company and Vantage Global Advisors, Inc. on behalf of Delaware Social Awareness Fund

EX-99.I           Legal Opinion

EX-99.J           Consent of Auditors

EX-99.O           Trustees' Power of Attorney